Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2019
Loans and advances to customers [Abstract]
Loans and advances to customers by type
5 Loans and advances to customers

Loans and advances to customers by type
	Total
	30June2019	31December2018
Loans to, or guaranteed by, public authorities	43,968	41,803
Loans secured by mortgages	342,731	337,379
Loans guaranteed by credit institutions	3,107	3,095
Personal lending	25,954	24,867
Corporate loans	195,801	187,000
	611,562	594,144

Loan loss provisions	–4,481	–4,491
	607,081	589,653

Loans and advances to customers by subordination
Loans and advances to customers by subordination
	30June2019	31December2018
Non-subordinated	606,974	589,533
Subordinated	107	120
	607,081	589,653

Changes in Loan loss provisions
Changes in Loan loss provisions
	12-monthECL(Stage 1)	LifetimeECL notcreditimpaired(stage 2)	LifetimeECL creditimpaired(stage 3)	Purchased and originatedcreditimpaired	Total¹
Opening balance as at 1 January 2019	501	925	3,139	2	4,568
Transfer into 12-month ECL	30	–208	–11		–190
Transfer into lifetime ECL not credit impaired	–38	283	–61		184
Transfer into lifetime ECL credit impaired	–2	–82	453		369
Net remeasurement of loan loss provision	–47	27	145		124
New financial assets originated or purchased	116				116
Financial assets that have been derecognised	–50	–75	–64		–188
Changes in models	–
Increase in loan loss provisions	10	–55	462		416
Write-offs		–2	–422		–424
Recoveries of amounts previously written off			31		31
Foreign exchange and other movements	–3	–4	–36	0	–43
Closing balance as at 30 June 2019	507	864	3,175	2	4,548

1 As at 30 June 2019, the stock of provisions included provisions for loans and advances to central banks (EUR 1 million), loans and advances to banks (EUR 9 million), financial assets at FVOCI (EUR 13 million), securities at amortised cost (EUR 9 million), provisions for loans and advances to customers (EUR 4,481 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (EUR 36 million).

Changes in Loan loss provisions¹
	12-monthECL(Stage 1)	LifetimeECL notcreditimpaired(stage 2)	LifetimeECL creditimpaired(stage 3)	Purchased and originatedcreditimpaired	Total²
Opening balance as at 1 January 2018 IAS 39					4,521
Effect of changes in accounting policy					795
Opening balance as at 1 January 2018	438	955	3,916	7	5,316
Transfer into 12-month ECL	19	–206	–23		–209
Transfer into lifetime ECL not credit impaired	–62	501	–56		383
Transfer into lifetime ECL credit impaired	–7	–86	707		615
Net remeasurement of loan loss provision	17	–55	312		274
New financial assets originated or purchased	213				212
Financial assets that have been derecognised	–101	–145	–341		–588
Changes in models
Increase in loan loss provisions	80	9	599		688
Write-offs			–1,043		–1,044
Recoveries of amounts previously written off			53		53
Foreign exchange and other movements	–18	–38	–386	–4	–446
Closing balance as at 31 December 2018	501	925	3,139	2	4,568

1 As at 31 December 2018, the stock of provisions included provisions for loans and advances to central banks (EUR 3 million), loans and advances to banks (EUR 9 million), financial assets at FVOCI (EUR 11 million), securities at amortised cost (EUR 11 million), provisions for loans and advances to customers (EUR 4,491 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (EUR 42 million).